Segment information - Summary of Operating Segments (Parenthetical) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Disclosure of operating segments [abstract]
Loss on account of modification of contractual cash flows	₨ 19	$ 0	₨ 1,277